COMMON STOCK AND STOCK INCENTIVE PLANS (Summary of Stock Options Activity) (Details) - Employee and Directors Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of shares outstanding
Options Outstanding at the beginning of the period (in shares)	558,000	576,000	930,000
Options Granted (in shares)		127,000
Options Exercised (in shares)	(12,000)
Options Forfeited or Expired (in shares)	(131,000)	(145,000)	(354,000)
Options Outstanding at the end of the period (in shares)	415,000	558,000	576,000
Weighted average exercise price
Options Outstanding at the beginning of the period (in dollars per share)	$ 6.33	$ 21.25	$ 20.04
Options Granted (in dollars per share)		$ 2.83
Options Exercised (in dollars per share)	$ 3.48
Options Forfeited or Expired (in dollars per share)	7.30	$ 62.79	$ 18.05
Options Outstanding at the end of the period (in dollars per share)	$ 6.11	$ 6.33	$ 21.25